Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Acquisition [Abstract]
Schedule of purchase price allocation for acquisition
	Fair Value	Amortization period (years)
Tangible Assets
Inventory	$3,472

Intangible Assets:
Customer Relationships (*)	$2,614	5.0
Non-competition agreement (**)	265	4.0
Goodwill	5,092	Infinite

Total purchase price	$11,443

(*)	Customer relationships represent the underlying relationships and agreements with SPSI’s installed customer base and are amortized over the useful life of the agreements using accelerated method.
(**)	Non-competition agreement is amortized over the useful life of the agreement using straight-line method.